COMMITMENTS - Capital commitments expenditures contracted (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments [Line Items]
Lease liabilities	¥ 49,448	¥ 64,947
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of commitments [Line Items]
Contractual capital commitments	30,000,000	30,000,000	¥ 30,000,000
Antelope Holdings (Chengdu) Co., Ltd
Disclosure of commitments [Line Items]
Lease liabilities	65,250,000	65,250,000	0
Hainan Antelope Holding
Disclosure of commitments [Line Items]
Contractual capital commitments	63,726,000		0
Antelope Future (Yangpu)
Disclosure of commitments [Line Items]
Contractual capital commitments	63,726,000		0
Antelope Investment (Hainan)
Disclosure of commitments [Line Items]
Contractual capital commitments	50,000,000	0	0
Antelope Ruicheng Investment
Disclosure of commitments [Line Items]
Contractual capital commitments	50,000,000	0	0
Hainan Kylin Cloud Service Technology
Disclosure of commitments [Line Items]
Contractual capital commitments	¥ 5,000,000	¥ 0	¥ 0